Investment Objectives and Goals - American Century Capital Portfolios Prospectus	Aug. 01, 2025
EQUITY INCOME FUND
Prospectus [Line Items]
Risk/Return [Heading]	Equity Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks current income.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.
FOCUSED LARGE CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Focused Large Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
MID CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Mid Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
SMALL CAP DIVIDEND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Dividend Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
SMALL CAP VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
VALUE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.